Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 86,940	$ 142,417	$ 297,099	$ 312,910
Voyage expenses	(30,640)	(45,970)	(98,735)	(114,223)
Vessel operating expenses	(14,427)	(13,316)	(44,622)	(45,846)
Operating expense component	(2,115)	(2,320)	(7,229)	(4,664)
Vessel lease expense component	(1,946)	(2,135)	(6,652)	(4,291)
Depreciation	(6,928)	(7,253)	(20,683)	(22,025)
Amortization of deferred drydock expenditures	(733)	(1,006)	(2,635)	(3,162)
General and administrative expenses
Corporate	(5,081)	(5,830)	(14,902)	(14,588)
Commercial and chartering	(1,087)	(919)	(3,310)	(2,863)
Loss on vessel held for sale			0	(6,917)
Unrealized gains / (losses) on derivatives		3,364	(31)	4,264
Interest expense and finance costs	(2,998)	(4,548)	(8,687)	(13,502)
Loss on extinguishment		(611)	0	(688)
Interest income	418	191	1,263	221
Net Income before taxes	21,403	62,064	90,876	84,626
Income tax	(50)	(27)	(347)	(72)
(Loss) / profit from equity method investments	(150)	(205)	(730)	(36)
Net Income	21,203	61,832	89,799	84,518
Preferred dividend	(857)	(857)	(2,543)	(2,543)
Net income attributable to common stockholders	$ 20,346	$ 60,975	$ 87,256	$ 81,975
Earnings per share, basic (in dollars per share)	$ 0.49	$ 1.57	$ 2.12	$ 2.27
Earnings per share, diluted (in dollars per share)	$ 0.49	$ 1.52	$ 2.09	$ 2.22
Weighted average number of shares outstanding, basic (in shares)	41,296,128,000	38,766,186,000	41,072,686,000	36,104,796,000
Weighted average number of shares outstanding, diluted (in shares)	41,754,259	40,115,511	41,742,364	36,930,518